Cover	Sep. 21, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2026
Entity File Number	001-42699
Entity Registrant Name	Blue Acquisition Corp/Cayman
Entity Central Index Key	0002059654
Entity Tax Identification Number	99-1855000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1601 Anita Lane
Entity Address, City or Town	Newport Beach,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92660-4803
City Area Code	646
Local Phone Number	543-5060
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one right
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one right
Trading Symbol	BACCU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	BACC
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, each right entitling the holder to receive one-tenth (1/10) of one Class A ordinary share upon the consummation
Trading Symbol	BACCR
Security Exchange Name	NASDAQ